BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2024
BASIS OF PRESENTATION
Schedule Of Subsidiaries

Name of the subsidiary	Ownership Percentage	Project	Location
Gold Canyon Resources Inc.	100%	Springpole Gold Project (“Springpole”) Birch-Uchi Projects (“Birch-uchi”)	Northwestern Ontario, Canada
Duparquet Gold Mines Inc.	100%	Duparquet Gold Project (“Duparquet”) Central Duparquet (“Duparquet”) Duquesne Gold Project (“Duquesne”) Pitt Gold Project (“Pitt”)	Québec, Canada